Document and Entity Information	Jul. 31, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	4FRONT VENTURES CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56075
Entity Tax Identification Number	83-4168417
Entity Address, Address Line One	7010 E. Chauncey Lane
Entity Address, Address Line Two	Ste. 235
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85054
City Area Code	602
Local Phone Number	633-3067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001783875
Amendment Flag	false
ADR [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Subordinate Voting Shares, no par value
Trading Symbol	FFNT
Security Exchange Name	NONE
Class A Subordinate Voting Shares No Par Value [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Subordinate Voting Shares, no par value
Trading Symbol	FFNTF
Security Exchange Name	NONE